Income Taxes (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Taxes (Textual)
Operating loss carryforwards, expiration date	Dec. 31, 2033
Tax credit carryforwards	$ 187,856
Tax credit carryforward, expiration date	Dec. 31, 2033
Change in valuation allowance	$ (3,315,776)	$ (3,906,395)
Federal [Member]
Income Taxes (Textual)
Net operating loss carryovers	24,152,902
State [Member]
Income Taxes (Textual)
Net operating loss carryovers	$ 12,469,752